Transamerica Large Growth

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (A)	2,138	$ 1,033,894
General Electric Co.	8,966	2,750,679
		3,784,573
Automobiles - 6.0%
Tesla, Inc. (A)	48,332	20,802,576
Banks - 0.3%
Wells Fargo & Co.	11,769	1,064,977
Biotechnology - 2.7%
Natera, Inc. (A)	3,870	894,512
Roivant Sciences Ltd. (A)	288,286	6,232,743
Vertex Pharmaceuticals, Inc. (A)	4,663	2,191,144
		9,318,399
Broadline Retail - 3.5%
Amazon.com, Inc. (A)	43,421	10,390,645
MercadoLibre, Inc. (A)	854	1,834,213
		12,224,858
Building Products - 0.2%
Builders FirstSource, Inc. (A)	6,760	773,344
Capital Markets - 1.7%
Ares Management Corp., Class A	4,642	694,768
Coinbase Global, Inc., Class A (A)	3,706	721,706
Interactive Brokers Group, Inc., Class A	13,552	1,014,774
Intercontinental Exchange, Inc.	13,015	2,261,747
KKR & Co., Inc.	10,420	1,190,589
		5,883,584
Chemicals - 0.5%
Sherwin-Williams Co.	4,956	1,757,596
Communications Equipment - 0.7%
Arista Networks, Inc. (A)	18,050	2,558,407
Consumer Finance - 0.4%
American Express Co.	3,748	1,319,933
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings, Inc. (A)	16,015	1,480,427
Walmart, Inc.	15,231	1,814,621
		3,295,048
Electrical Equipment - 0.4%
GE Vernova, Inc.	2,093	1,520,292
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	14,355	2,068,268
Coherent Corp. (A)	5,681	1,205,395
		3,273,663
Entertainment - 3.2%
Liberty Media Corp. - Liberty Formula One, Class C (A)	14,690	1,278,324
Netflix, Inc. (A)	34,977	2,920,230
ROBLOX Corp., Class A (A)	104,419	6,866,593
		11,065,147
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 5.9%
Affirm Holdings, Inc. (A)	171,685	$ 10,352,605
Federal National Mortgage Association (A)	454,368	3,720,819
Klarna Group PLC (A)	20,851	481,033
Mastercard, Inc., Class A	8,824	4,754,283
Visa, Inc., Class A	3,936	1,266,723
		20,575,463
Health Care Equipment & Supplies - 2.0%
Dexcom, Inc. (A)	14,408	1,052,360
Medline, Inc., Class A (A)	132,672	5,864,103
		6,916,463
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A (A)	4,860	991,051
Hotels, Restaurants & Leisure - 5.2%
Airbnb, Inc., Class A (A)	23,971	3,101,128
Chipotle Mexican Grill, Inc. (A)	40,509	1,574,585
DoorDash, Inc., Class A (A)	47,072	9,631,873
Hilton Worldwide Holdings, Inc.	7,197	2,148,376
Royal Caribbean Cruises Ltd.	5,061	1,643,054
		18,099,016
Interactive Media & Services - 6.5%
Alphabet, Inc., Class A	42,159	14,249,742
Meta Platforms, Inc., Class A	11,935	8,551,427
		22,801,169
IT Services - 10.3%
Cloudflare, Inc., Class A (A)	123,343	21,874,881
Shopify, Inc., Class A (A)	62,853	8,248,199
Snowflake, Inc., Class A (A)	29,863	5,754,600
		35,877,680
Machinery - 0.8%
Caterpillar, Inc.	2,715	1,784,733
Cummins, Inc.	1,687	976,469
		2,761,202
Media - 0.2%
EchoStar Corp., Class A (A)	6,031	682,830
Pharmaceuticals - 5.0%
Eli Lilly & Co.	6,412	6,650,206
Royalty Pharma PLC, Class A	259,732	10,825,630
		17,475,836
Real Estate Management & Development - 0.2%
Opendoor Technologies, Inc. (A)	150,773	776,481
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (A)	10,717	2,537,035
Analog Devices, Inc.	2,501	777,511
Broadcom, Inc.	30,776	10,196,089
Credo Technology Group Holding Ltd. (A)	4,317	540,834
KLA Corp.	1,899	2,711,658
Micron Technology, Inc.	1,899	787,857
NVIDIA Corp.	114,610	21,905,409
		39,456,393
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software - 15.6%
AppLovin Corp., Class A (A)	23,424	$ 11,082,129
Aurora Innovation, Inc. (A)	1,292,280	5,427,576
BitMine Immersion Technologies, Inc.	60,677	1,522,993
Cadence Design Systems, Inc. (A)	6,630	1,964,867
Crowdstrike Holdings, Inc., Class A (A)	5,841	2,578,247
Intuit, Inc.	3,108	1,550,643
Microsoft Corp.	27,897	12,003,800
Oracle Corp.	13,901	2,287,827
Palantir Technologies, Inc., Class A (A)	9,043	1,325,613
Palo Alto Networks, Inc. (A)	10,183	1,802,085
PTC, Inc. (A)	7,008	1,094,159
Samsara, Inc., Class A (A)	191,229	5,363,973
Strategy, Inc., Class A (A)	43,168	6,462,681
		54,466,593
Specialty Retail - 0.9%
Lowe's Cos., Inc.	6,433	1,717,997
O'Reilly Automotive, Inc. (A)	13,321	1,310,920
		3,028,917
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	60,726	15,757,183
IonQ, Inc. (A)	124,391	4,973,152
		20,730,335
Trading Companies & Distributors - 4.4%
Core & Main, Inc., Class A (A)	48,292	2,576,861
Ferguson Enterprises, Inc.	5,802	1,464,773
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
FTAI Aviation Ltd.	5,284	$ 1,438,939
QXO, Inc. (A)	440,000	9,759,200
		15,239,773
Total Common Stocks (Cost $200,932,060)		338,521,599

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 1.35% (B), dated 01/30/2026, to be repurchased at $6,424,326 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $6,552,144.	$ 6,423,603	6,423,603
	Total Repurchase Agreement (Cost $6,423,603)	6,423,603
	Total Investments Excluding Options Purchased (Cost $207,355,663)	344,945,202
	Total Options Purchased - 0.0% * (Cost $874,139)	124,138
	Total Investments (Cost $208,229,802)	345,069,340
	Net Other Assets (Liabilities) - 1.1%	3,697,199
	Net Assets - 100.0%	$ 348,766,539
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	SCB	USD	7.32	12/17/2026	USD	66,165,409	$187,248	$108,975
Put – USD vs. CNH	SCB	USD	7.58	08/11/2026	USD	60,453,274	197,798	14,146
Put – USD vs. CNH	GSI	USD	7.71	05/13/2026	USD	43,043,185	179,172	947
Put – USD vs. CNH	JPM	USD	7.82	02/25/2026	USD	42,095,378	173,812	42
Put – USD vs. CNH	SCB	USD	7.90	04/01/2026	USD	28,011,641	136,109	28
Total							$874,139	$124,138
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$338,521,599	$—	$—	$338,521,599
Repurchase Agreement	—	6,423,603	—	6,423,603
Over-the-Counter Foreign Exchange Options Purchased	—	124,138	—	124,138
Total Investments	$338,521,599	$6,547,741	$—	$345,069,340
Transamerica Funds

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at January 31, 2026.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Large Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds